Schedule of aging of company’s trade receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Trade receivables	$ 1,950	$ 3,265
Current [member]
IfrsStatementLineItems [Line Items]
Trade receivables	1,910	3,236
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Trade receivables	38	29
Later than two months and not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade receivables
Later than three months [member]
IfrsStatementLineItems [Line Items]
Trade receivables	$ 2